Derivatives - Narrative (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2023 USD ($)	Nov. 29, 2022 USD ($) instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest rate cash flow hedge gain (loss) to be reclassified during next 12 months, net	$ 1,800
Other comprehensive income (loss), cash flow hedge, gain (loss), before reclassification and tax	3,900
Other comprehensive income (loss), cash flow hedge, gain (loss), reclassification, before tax	$ (2,300)
Interest Rate Caps | Total derivatives designated as hedging instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of interest rate derivatives held | instrument		2
Derivative, notional amount		$ 2,101,000
Derivative, fixed interest rate		0.42%
Interest Rate Caps | Total derivatives designated as hedging instruments | SOFR
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, variable interest rate, reference rate in excess of		4.75%
Interest Rate Swap
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, notional amount		$ 1,101,000
Derivative, fixed interest rate		3.40%